Consolidated Statements of Cash Flows (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Proceeds from issuance of common stock, selling costs	$ 12
Debt issuance costs		$ 9